                                  CERTIFICATION




Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Berger Investment Portfolio Trust (the "Registrant"). Registrant's 1933 Act No. is 33-69460 and Registrant's 1940 Act No. is 811-08046.

         2. There are no changes to the Prospectus and Statement of Additional Information from the forms of the Prospectus and Statement of Additional Information that were filed in the Post-Effective Amendment No. 56 ("PEA No. 56") on May 16, 2002, pursuant to Rule 485(b) of the 1933 Act, which became effective May 17, 2002, for the following fund:

                           Berger Mid Cap Value Fund

         3.       The text of PEA No. 56 has been filed electronically.


DATED:  May 21, 2002


                                       Berger Investment Portfolio Trust

                                       /s/ Anthony R. Bosch

                                       By: Anthony R. Bosch
                                       Vice President